FINANCIAL INSTRUMENTS - Schedule of Movement in Level 3 Financial Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	£ 812,842
At 31 December	810,624	£ 812,842
Level 3 £m | Excluding derivatives
FINANCIAL INSTRUMENTS (Details) - Schedule of Movement in Level 3 Financial Liabilities [Line Items]
At 1 January	37	45
Gains recognised in the income statement within other income	(4)	(5)
Additions	33	4
Redemptions	(3)	(7)
Transfers out of the level 3 portfolio	(18)	0
At 31 December	45	37
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	£ (4)	£ (4)